Schedule of aggregate amount and per share effect of tax holidays (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Tax holiday effect	¥ 265,448	¥ 259,755	¥ 356,159
- Basic	¥ 0.21	¥ 0.20	¥ 0.27
- Diluted	¥ 0.20	¥ 0.20	¥ 0.26